Goodwill and Other Intangible Assets - Rollforward of Finite-Lived Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Finite-lived Intangible Assets [Roll Forward]
Amortization	$ (6.1)	$ (0.9)	$ (0.8)
Impairment	(2.6)	0.0	$ 0.0
Other intangible assets [Member]
Finite-lived Intangible Assets [Roll Forward]
Balance - 31 March 2018	9.7
Beginning Balance, Accumulated Amortization	(4.8)
Beginning Balance, Net	4.9
Acquired during the period	2.4
Amortization	(1.3)
Impairment	(2.6)
Foreign exchange impact	(0.3)
Foreign exchange impact	0.1
Foreign exchange impact	(0.2)
Ending Balance, Net	3.2	4.9
Ending Balance, Accumulated Amortization	(8.6)	(4.8)
Ending Balance, Gross	11.8	9.7
Customer relationships [Member]
Finite-lived Intangible Assets [Roll Forward]
Balance - 31 March 2018	0.0
Beginning Balance, Accumulated Amortization	0.0
Beginning Balance, Net	0.0
Acquired during the period	57.8
Amortization	(4.8)
Foreign exchange impact	(5.8)
Foreign exchange impact	0.5
Foreign exchange impact	(5.3)
Ending Balance, Net	47.7	0.0
Ending Balance, Accumulated Amortization	(4.3)	0.0
Ending Balance, Gross	52.0	$ 0.0
Other Businesses
Finite-lived Intangible Assets [Roll Forward]
Impairment	(2.2)
North America Fiber Cement
Finite-lived Intangible Assets [Roll Forward]
Impairment	$ (0.4)